Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Stock Based Compensation [Line Items]
Stock-based compensation expense unvested stock options	$ 4.2
Weighted-average vesting period	2 years
Share Based Compensation Arrangement By Share Based Payment Award Plan Modification Description And Terms Under Incentive Plan	The Compensation Committee had the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plan, in any combination, for more than 1,000,000 shares of the Companys Common Stock to any individual during any calendar year.
Shares Of Common Stock Eligible To Be Issued Under Incentive Plan	979,342
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,029,996
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 2.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	6 years 3 months 18 days